Other expenses (income) (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of other operating income (expense) [Abstract]
Other operating income (expense)

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2020	2019	2019
US Dollar million	Unaudited	Unaudited	Audited

Care and maintenance	—	21	47
Government fiscal claims, cost of old tailings operations and other expenses	10	5	21
Guinea public infrastructure contribution	—	—	8
Pension and medical defined benefit provisions	3	4	9
Royalties received	(1)	(1)	(3)
Brazilian power utility legal settlement	—	(16)	(16)
Retrenchment and related costs	—	2	3
Legal fees and project costs	3	6	11
Refund from insurance claim	(5)	—	—
Other indirect taxes	18	4	3
	28	25	83

(1) Change in presentation of disclosure from 30 June 2019, refer to note 16